Cover - Dec. 15, 2025 account in Millions, ₩ in Billions, $ in Billions	KRW (₩) numberOfCustomers account	USD ($) numberOfCustomers account
Cover [Abstract]
Document Type	8-K/A	8-K/A
Document Period End Date	Dec. 15, 2025	Dec. 15, 2025
Entity Registrant Name	COUPANG, INC.	COUPANG, INC.
Entity Incorporation, State or Country Code	DE	DE
Entity File Number	001-40115	001-40115
Entity Tax Identification Number	27-2810505	27-2810505
Entity Address, Address Line One	720 Olive Way	720 Olive Way
Entity Address, Address Line Two	Suite 600	Suite 600
Entity Address, City or Town	Seattle	Seattle
Entity Address, State or Province	WA	WA
Entity Address, Postal Zip Code	98101	98101
City Area Code	206	206
Local Phone Number	333-3839	333-3839
Written Communications	false	false
Soliciting Material	false	false
Pre-commencement Tender Offer	false	false
Pre-commencement Issuer Tender Offer	false	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CPNG	CPNG
Security Exchange Name	NYSE	NYSE
Entity Emerging Growth Company	false	false
Entity Central Index Key	0001834584	0001834584
Amendment Flag	true	true
Amendment Description	On December 24, 2025 (PST) and December 28, 2025 (PST), Coupang Corp., a wholly-owned Korean subsidiary (“Coupang Corp.”) of Coupang, Inc. (“Coupang, Inc.,” “our,” or “we”) (Coupang Corp., together with Coupang, Inc. and its subsidiaries and affiliates, “Coupang,”), issued updates (collectively, the “Updates”) on the cybersecurity incident (the “Incident”) disclosed in the Current Report on Form 8-K filed by Coupang, Inc. with the U.S. Securities and Exchange Commission (the “SEC”) on December 16, 2025. The Updates provided, in part, that the perpetrator of the Incident has been identified, is cooperating with Coupang and investigators, and has turned over all devices used in the Incident. Further, the investigation to date indicates that while approximately 33 million accounts were accessed, the perpetrator only saved limited data from approximately 3,000 customer accounts, and such customer data has been deleted without having been shared with a third party. In addition, Coupang Corp. announced a customer compensation program to issue approximately 1.685 trillion won (approximately $1.2 billion) worth of vouchers, starting January 15, 2026, to customers who were notified of the Incident at the end of November 2025 that may be applied towards future Coupang purchases. These vouchers will be reflected as reductions to the selling price and revenue recognized on each corresponding transaction.	On December 24, 2025 (PST) and December 28, 2025 (PST), Coupang Corp., a wholly-owned Korean subsidiary (“Coupang Corp.”) of Coupang, Inc. (“Coupang, Inc.,” “our,” or “we”) (Coupang Corp., together with Coupang, Inc. and its subsidiaries and affiliates, “Coupang,”), issued updates (collectively, the “Updates”) on the cybersecurity incident (the “Incident”) disclosed in the Current Report on Form 8-K filed by Coupang, Inc. with the U.S. Securities and Exchange Commission (the “SEC”) on December 16, 2025. The Updates provided, in part, that the perpetrator of the Incident has been identified, is cooperating with Coupang and investigators, and has turned over all devices used in the Incident. Further, the investigation to date indicates that while approximately 33 million accounts were accessed, the perpetrator only saved limited data from approximately 3,000 customer accounts, and such customer data has been deleted without having been shared with a third party. In addition, Coupang Corp. announced a customer compensation program to issue approximately 1.685 trillion won (approximately $1.2 billion) worth of vouchers, starting January 15, 2026, to customers who were notified of the Incident at the end of November 2025 that may be applied towards future Coupang purchases. These vouchers will be reflected as reductions to the selling price and revenue recognized on each corresponding transaction.
Material Cybersecurity Incident Material Impact, Approximate Number Of Accounts Accessed | account	33	33
Material Cybersecurity Incident Material Impact, Approximate Number Of Customers From Which Limited Data Were Saved | numberOfCustomers	3,000	3,000
Material Cybersecurity Incident Material Impact, Customer Compensation Program Value	₩ 1,685	$ 1.2